Investments accounted for using the equity method - summary of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,866	€ 1,866
Investments in associates accounted for using equity method	96	94
Investments in other entities accounted for using equity method	40	48
Investments accounted for using the equity method	2,002	2,008	€ 1,999
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,360	€ 1,178
Ownership percentage	50.00%	50.00%
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 233	€ 298
Ownership percentage	37.90%	37.90%
GAC Fiat Chrysler Automobiles Co.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 216	€ 287
Ownership percentage	50.00%	50.00%
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 57	€ 103